Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,132	$ 1,500
Current [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	726	911
Less Than One Month Past Due [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	185	186
Later than one month and not later than two months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	73	99
Later than two months and not later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	39	127
Later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 109	$ 177